Fees Summary	Jun. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,743,483.81
Total Fee Amount	240.78
Total Offset Amount	0.00
Net Fee	$ 240.78
Offering Table N/A
Offset Table N/A	N/A